Filed with the Securities and Exchange Commission on February 8, 2019

1933 Act Registration File No. 33-7699

1940 Act File No. 811-4786

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933, AS AMENDED

REGISTRATION NO. 33-7699 ☒

Post-Effective Amendment No. 66 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940, AS AMENDED

REGISTRATION NO. 811-4786 ☒

Amendment No. 66 ☒

(Check appropriate box or boxes)

ARIEL INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 East Randolph Street, Suite 2900,

Chicago, Illinois 60601

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 726-0410

                    Agent for service:                                                                With copies to:

Arthur Don, Esq. Greenberg Traurig, LLP 77 West Wacker Drive, Suite 3100 Chicago, IL 60601 (312) 456-8438	Mareilé B. Cusack, Esq. Ariel Investment Trust 200 East Randolph Street, Suite 2900 Chicago, IL 60601 (312) 726-0140	Marcia Y. Lucas, Esq. The Northern Trust Co. 50 S. LaSalle Street, B-7 Chicago, IL 60603 (312) 557-3361

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on February 1, 2018, pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

Title of Securities Being Registered: Shares of Beneficial Interest of:

Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel

Global Fund

Explanatory Note:    This PEA No. 66 to the Registration Statement of Ariel Investment Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 65 on Form N-1A filed January 25, 2019. This PEA No. 66 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in PEA No. 65 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 66 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 8th day of February, 2019.

ARIEL INVESTMENT TRUST

By:	/s/ James R. Rooney
James R. Rooney
Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 66 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ William C. Dietrich*	Lead Independent Trustee	February 8, 2019
William C. Dietrich

/s/ Christopher G. Kennedy*	Trustee	February 8, 2019
Christopher G. Kennedy

/s/ Mellody L. Hobson*	Principal Executive Officer, President	February 8, 2019
Mellody L. Hobson	and Trustee

/s/ Merrillyn J. Kosier*	Trustee	February 8, 2019
Merrillyn J. Kosier

/s/ Kim Y. Lew*	Trustee	February 8, 2019
Kim Y. Lew

/s/ John W. Rogers, Jr.*	Trustee	February 8, 2019
John W. Rogers, Jr.

/s/ James M. Williams*	Trustee	February 8, 2019
James M. Williams

/s/ William M. Lewis, Jr.*	Trustee	February 8, 2019
William M. Lewis, Jr.

/s/ Stephen C. Mills*	Trustee	February 8, 2019
Stephen C. Mills

/s/ James R. Rooney	Principal Financial Officer,	February 8, 2019
James R. Rooney	Principal Accounting Officer and Treasurer

*By:	/s/ James R. Rooney
James R. Rooney
Attorney-in-fact

*James R. Rooney signs this document on behalf of each of the foregoing persons pursuant to the Powers of Attorney.

Exhibit Index

Description	Exhibit No.

XBRL Instance Document	EX-101. INS

XBRL Taxonomy Extension Schema Document	EX-101.SCH

XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL

XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF

XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB

XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE